Fair Value Measurement (Details) - EBP 044 - USD ($)	Apr. 30, 2026	Apr. 30, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 1,858,199,698	$ 1,545,497,923
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,765,245,185	1,462,971,392
Quoted prices in active markets for identical assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	758,021,737	689,185,107
Significant other observable inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,007,223,448	773,786,285
Significant unobservable inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Darden common stock | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	355,988,384	377,810,136
Darden common stock | Quoted prices in active markets for identical assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	355,988,384	377,810,136
Darden common stock | Significant other observable inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Darden common stock | Significant unobservable inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Short-term investments | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	6,745,577	5,179,370
Short-term investments | Quoted prices in active markets for identical assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	6,745,577	5,179,370
Short-term investments | Significant other observable inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Short-term investments | Significant unobservable inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Mutual funds | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	395,287,776	306,164,022
Mutual funds | Quoted prices in active markets for identical assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	395,287,776	306,164,022
Mutual funds | Significant other observable inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Mutual funds | Significant unobservable inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Pooled Separate Account | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		31,579
Pooled Separate Account | Quoted prices in active markets for identical assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		31,579
Pooled Separate Account | Significant other observable inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		0
Pooled Separate Account | Significant unobservable inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		0
Common collective trusts | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,007,223,448	773,786,285
Common collective trusts | Quoted prices in active markets for identical assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Common collective trusts | Significant other observable inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,007,223,448	773,786,285
Common collective trusts | Significant unobservable inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Common collective trusts | Investments recorded at Net Asset Value:
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 92,954,513	$ 82,526,531